Trade and other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Trade and other payables [abstract]
Trade creditors	R 3,406	R 3,983		R 4,278
Accruals and other creditors	6,102	5,524		6,609
Other	1,198	867		791
Financial liabilities	10,706	10,374		11,678
Payroll creditors	3,338	2,640		3,014
Leave pay accrual	2,616	2,516		1,686
VAT payable	96	74		86
Total trade and other payables	R 16,756	R 15,604	[1]	R 16,464

[1]	Amount for 31 December 2024 was revised (see note 16.2)